Principal Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment & Useful Lives
The estimated useful lives are as follows:

Useful years
Warehouse equipment	3 - 5 years
Furniture, computer and office equipment	3 - 5 years
Vehicles	5 years
Software	10 years
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term

Schedule of Finite Lived Intangible Assets Useful Lives	The estimated useful lives of intangible assets are as follows:

Useful years
Trademark	10 years
Dealership	10 years
License	4.5 years